Revenue - Contract Balances - Summary of Expected Revenue In Relation To Performance Obligations (Detail) ₩ in Millions	Dec. 31, 2023 KRW (₩)
Disclosure Of Expected Revenue In Relation To Performance Obligations [Line Items]
Expected Revenue	₩ 14,897,266
2024 [member]
Disclosure Of Expected Revenue In Relation To Performance Obligations [Line Items]
Expected Revenue	6,625,315
2025 [member]
Disclosure Of Expected Revenue In Relation To Performance Obligations [Line Items]
Expected Revenue	4,612,492
2026 [member]
Disclosure Of Expected Revenue In Relation To Performance Obligations [Line Items]
Expected Revenue	2,577,621
After 2027 [member]
Disclosure Of Expected Revenue In Relation To Performance Obligations [Line Items]
Expected Revenue	₩ 1,081,838